IVY FUND

                                  Ivy Bond Fund
                                 Ivy Growth Fund
                           Ivy Growth with Income Fund
                           Ivy US Emerging Growth Fund

                        Supplement Dated August 20, 1998
                       to Prospectus Dated April 30, 1998


                                                         *

         The "Portfolio Management" section on page 13 is replaced in its entirety as follows:

PORTFOLIO MANAGEMENT:

         Investment   management  teams  comprised  of  portfolio  managers  and analysts conduct in-depth research and analysis to support the investment decision process for all Ivy domestic equity and fixed income funds.

         The Fixed Income Team manages Ivy Bond Fund. Members of the Team include Michael Borowsky, Brian Barrett, Michael Landry and Wayne Steinman. Mr. Borowsky is primarily responsible for the selection of the Fund's high yield bonds and emerging market debt. Prior to joining the team in 1994, he was a fixed income specialist at Lehwald, Orosey and Pepe. He holds a Bachelor of Science degree in finance and economics from Drexel University.

         The Domestic Equity Team manages Ivy Growth with Income Fund. Members of the Team include Paul P. Baran,James W. Broadfoot, Frank DuMond and
Keith Maher.

         Ivy Growth Fund is managed by the following individuals:

         - Paul P. Baran, Senior Vice President of IMI and portfolio manager for Ivy Growth Fund since 1998. Prior to joining IMI in 1998, Mr. Baran was Senior Vice President / Chief Investment Officer of Central Fidelity National Bank. He has 24 years of professional investment experience and is a Chartered Financial Analyst.

         - James W. Broadfoot, President and Chief Investment Officer of IMI, Vice President of the Trust, and portfolio manager for Ivy Growth Fund since 1994. Prior to joining the organization in 1990, Mr. Broadfoot was the principal in an investment counsel firm specializing in emerging growth companies. He has 25 years of professional investment experience and is a Chartered Financial Analyst.

     - Frank  DuMond,  portfolio  manager for Ivy Growth  Fund since  1997.  Mr.
DuMond joined the organization in 1994 as a portfolio analyst, and has four years of professional investment experience. He is a Chartered Financial Analyst and holds a Bachelor of Science degree from the Massachusetts Institute of Technology.

     - Barbara Trebbi, Senior Vice President of IMI and portfolio manager for Ivy Growth Fund since 1993. Ms. Trebbi joined the organization in 1988 and has 10 years of professional investment experience. She is a Chartered Financial Analyst.

     James W. Broadfoot also manages Ivy US Emerging Growth Fund. He has managed the Fund since its inception in 1993.
                                        *

                                     [LOGO]
                           Via Mizner Financial Plaza
                            700 South Federal Highway
                            Boca Raton, Florida 33432
                                 1-800-456-5111


16IUSXX0898

                                    IVY FUND

                                  Ivy Bond Fund
                                 Ivy Growth Fund
                           Ivy Growth with Income Fund
                           Ivy US Emerging Growth Fund

                              ADVISOR CLASS SHARES


                        Supplement Dated August 20, 1998
                       to Prospectus Dated April 30, 1998


                                                         *

         The "Portfolio Management" section on page 7 is replaced in its entirety as follows:

PORTFOLIO MANAGEMENT:

         Investment   management  teams  comprised  of  portfolio  managers  and analysts conduct in-depth research and analysis to support the investment decision process for all Ivy domestic equity and fixed income funds.

         The Fixed Income Team manages Ivy Bond Fund. Members of the Team include Michael Borowsky, Brian Barrett, Michael Landry and Wayne Steinman. Mr. Borowsky is primarily responsible for the selection of the Fund's high yield bonds and emerging market debt. Prior to joining the team in 1994, he was a fixed income specialist at Lehwald, Orosey and Pepe. He holds a Bachelor of Science degree in finance and economics from Drexel University.

         The Domestic Equity Team manages Ivy Growth with Income Fund. Members of the Team include Paul P. Baran, James W. Broadfoot, Frank DuMond and
Keith Maher.

         Ivy Growth Fund is managed by the following individuals:

         - Paul P. Baran, Senior Vice President of IMI and portfolio manager for Ivy Growth Fund since 1998. Prior to joining IMI in 1998, Mr. Baran was Senior Vice President / Chief Investment Officer of Central Fidelity National Bank. He has 24 years of professional investment experience and is a Chartered Financial Analyst.

         - James W. Broadfoot, President and Chief Investment Officer of IMI, Vice President of the Trust, and portfolio manager for Ivy Growth Fund since 1994. Prior to joining the organization in 1990, Mr. Broadfoot was the principal in an investment counsel firm specializing in emerging growth companies. He has 25 years of professional investment experience and is a Chartered Financial Analyst.

     - Frank  DuMond,  portfolio  manager for Ivy Growth  Fund since  1997.  Mr.
DuMond joined the organization in 1994 as a portfolio analyst, and has four years of professional investment experience. He is a Chartered Financial Analyst and holds a Bachelor of Science degree from the Massachusetts Institute of Technology.

- Barbara Trebbi, Senior Vice President of IMI and portfolio manager for Ivy Growth Fund since 1993. Ms. Trebbi joined the organization in 1988 and has 10 years of professional investment experience. She is a Chartered Financial Analyst.

         James W. Broadfoot also manages Ivy US Emerging Growth Fund. He has managed the Fund since its inception in 1993.

                                        *

                                     [LOGO]
                           Via Mizner Financial Plaza
                            700 South Federal Highway
                            Boca Raton, Florida 33432
                                 1-800-456-5111

16IUSAC0898

                                    IVY FUND

                              Ivy Asia Pacific Fund
                                 Ivy Canada Fund
                              Ivy China Region Fund
                           Ivy Developing Nations Fund
                                 Ivy Global Fund
                        Ivy Global Natural Resources Fund
                      Ivy Global Science & Technology Fund
                             Ivy International Fund
                            Ivy International Fund II
                     Ivy International Small Companies Fund
                               Ivy Pan-Europe Fund
                             Ivy South America Fund

                        Supplement Dated August 20, 1998
                       to Prospectus Dated April 30, 1998

                                                         *

The "Portfolio Management" section on page 25 is replaced in its entirety as follows:

PORTFOLIO MANAGEMENT:

         Investment   management  teams  comprised  of  portfolio  managers  and analysts conduct in-depth research and analysis to support the investment decision process for all Ivy international equity funds.

         The Ivy International Equity Team manages Ivy Asia Pacific Fund, Ivy China Region Fund, Ivy Developing Nations Fund, Ivy International Small Companies Fund, Ivy Pan-Europe Fund and Ivy South America Fund. Members of the Team include Michael G. Landry, Justin Lu, Oleg A. Makhorine, Moira McLachlan, Eric Michelis, Jonathan Q.
Tang and Barbara Trebbi.

     The Ivy Global Equity Team manages Ivy Global Fund and Ivy Global Science & Technology Fund. Members of the Team include James W. Broadfoot, Michael G. Landry, Justin Lu, Keith J. Maher, Oleg A. Makhorine, Moira McLachlan, Eric Michelis and Jonathan Q. Tang.

         Frederick Sturm, a Senior Vice President of MFC, manages Ivy Canada Fund and Ivy Global Natural Resources Fund. Mr. Sturm has been the portfolio manager of Ivy Canada Fund since 1992, and the manager of Ivy Global Natural Resources Fund since its inception in 1997. Mr. Sturm joined MFC in 1983 and has 12 years of professional investment experience. He is a Chartered Financial Analyst and holds a graduate degree in commerce and finance from the University of Toronto.

     Hakan Castegren manages Ivy International Fund. Mr. Castegren is the President of Northern Cross and has been the portfolio manager for Ivy
International Fund since 1986. He has more than 40 years of professional investment experience and holds an MBA from the Stockholm School of Economics.

     Barbara Trebbi manages Ivy International Fund II. Ms. Trebbi is a Senior Vice President of IMI and has been the portfolio manager for Ivy International Fund II since its inception in 1997. Ms. Trebbi joined IMI in 1988 and has 10 years of professional investment experience. She is a Chartered Financial Analyst and holds a graduate diploma from the London School of Economics.

                                        *

                                     [LOGO]
                           Via Mizner Financial Plaza
                            700 South Federal Highway
                            Boca Raton, Florida 33432
                                 1-800-456-5111


16INTLX0898

                                    IVY FUND

                              Ivy Asia Pacific Fund
                                 Ivy Canada Fund
                              Ivy China Region Fund
                           Ivy Developing Nations Fund
                                 Ivy Global Fund
                        Ivy Global Natural Resources Fund
                      Ivy Global Science & Technology Fund
                            Ivy International Fund II
                     Ivy International Small Companies Fund
                               Ivy Pan-Europe Fund
                             Ivy South America Fund

                              ADVISOR CLASS SHARES

                        Supplement Dated August 20, 1998
                       to Prospectus Dated April 30, 1998

                                                         *

The "Portfolio Management" section on page 13 is replaced in its entirety as follows:

PORTFOLIO MANAGEMENT:

         Investment   management  teams  comprised  of  portfolio  managers  and analysts conduct in-depth research and analysis to support the investment decision process for all Ivy international equity funds.

         The Ivy International Equity Team manages Ivy Asia Pacific Fund, Ivy China Region Fund, Ivy Developing Nations Fund, Ivy International Small Companies Fund, Ivy Pan-Europe Fund and Ivy South America Fund. Members of the Team include Michael G. Landry, Justin Lu, Oleg A. Makhorine, Moira McLachlan, Eric Michelis, Jonathan Q.
Tang and Barbara Trebbi.

     The Ivy Global Equity Team manages Ivy Global Fund and Ivy Global Science & Technology Fund. Members of the Team include James W. Broadfoot, Michael G. Landry, Justin Lu, Keith J. Maher, Oleg A. Makhorine, Moira McLachlan, Eric Michelis and Jonathan Q. Tang.
         Frederick Sturm, a Senior Vice President of MFC, manages Ivy Canada Fund and Ivy Global Natural Resources Fund. Mr. Sturm has been the portfolio manager of Ivy Canada Fund since 1992, and the manager of Ivy Global Natural Resources Fund since its inception in 1997. Mr. Sturm joined MFC in 1983 and has 12 years of professional investment experience. He is a Chartered Financial Analyst and holds a graduate degree in commerce and finance from the University of Toronto.

     Barbara Trebbi manages Ivy International Fund II. Ms. Trebbi is a Senior Vice President of IMI and has been the portfolio manager for Ivy International Fund II since its inception in 1997. Ms. Trebbi joined IMI in 1988 and has 10 years of professional investment experience. She is a Chartered Financial Analyst and holds a graduate diploma from the London School of Economics.

                                       *

                                     [LOGO]
                           Via Mizner Financial Plaza
                            700 South Federal Highway
                            Boca Raton, Florida 33432
                                 1-800-456-5111

16INTAC0898